Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement of Comprehensive Income [Abstract]
Net earnings	$ 84,902	$ 272,978	$ 81,565	$ 193,605
Other comprehensive income (loss) (“OCI”):
Foreign currency translation adjustment, net of tax recovery of $822 and $1,359 (2020 - tax recovery of $2,921 and tax expense of $2,782), respectively (notes 21(b)(iii) and 21(b)(iv))	(2,995)	8,573	(3,268)	(28,057)
Change in fair value of cash flow hedges, net of tax recovery of $12,969 and $10,283 (2020 - tax recovery of $2,302 and $7,389, respectively (note 21(b)(ii))	(31,791)	(6,213)	(24,147)	(20,301)
Change in pension and other post-employment benefits, net of tax expense of $196 and $335 (2020 - tax expense of $22 and tax recovery of $9), respectively (note 8)	545	55	2,165	(21)
OCI, net of tax	(34,241)	2,415	(25,250)	(48,379)
Comprehensive income	50,661	275,393	56,315	145,226
Comprehensive loss attributable to the non-controlling interests	(16,776)	(11,295)	(33,675)	(32,931)
Comprehensive income attributable to shareholders of Algonquin Power & Utilities Corp.	$ 67,437	$ 286,688	$ 89,990	$ 178,157